STOCK-BASED COMPENSATION PLANS (Details 3) - Plan - Restricted Stock Units - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units
Nonvested at the beginning of the period (in shares)	805
Granted (in shares)	272
Vested (in shares)	(412)
Forfeited/canceled (in shares)	(263)
Nonvested at the end of the period (in shares)	402	805
Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 11.34
Granted (in dollars per share)	15.19	$ 11.26	$ 11.71
Vested (in dollars per share)	11.57
Forfeited/canceled (in dollars per share)	12.20
Nonvested at the end of the period (in dollars per share)	$ 13.15	$ 11.34
Additional disclosures
Fair value of units vested	$ 5.6	$ 7.7	$ 10.8
Intrinsic value of nonvested units	$ 4.7
Total nonvested units expected to vest	400
Total intrinsic value of unvested units expected to vest	$ 4.4
Total unrecognized compensation cost related to unvested units, net of expected forfeitures	$ 3.3
Weighted-average recognition period	10 months 24 days